Deferred revenue	6 Months Ended
Jun. 30, 2019
Deferred revenue
Deferred revenue

14.Deferred revenue

In July 2018, Sibanye-Stillwater entered into a gold and palladium supply arrangement in exchange for an upfront advance payment of US$500 million. The arrangement has been accounted for as a contract in the scope of IFRS 15 whereby the advance payment has been recorded as deferred revenue. The revenue from the advance payment is being recognised as the gold and palladium is allocated to the appropriate Wheaton International account. An interest cost, representing the significant financing component of the upfront deposit on the deferred revenue balance, is also being recognised as part of finance costs. This finance cost increases the deferred revenue balance, ultimately resulting in revenue when the deferred revenue is recognised over the life of mine.

On 11 April 2019, Sibanye-Stillwater concluded a forward gold sale arrangement where the Group received a cash prepayment of US$125 million (approximately R1.75 billion) in exchange for the future delivery of 105,906 ounces (3,294 kilograms) of gold in 4 equal parts on 1 October 2019, 15 October 2019, 31 October 2019 and 15 November 2019, subject to a floor price of US$1,200/oz and a cap price of US$1,323/oz (gold prepayment). The revenue from the prepayment will be recognised in four equal parts of R437.8 million when the gold is delivered. The prepayment represents a payment of the floor price of US$1,200/oz. If the spot price on delivery of the gold ounces exceeds US$1,200/oz, capped to US$1,323/oz, Sibanye-Stillwater will receive the difference between the spot price and US$1,200/oz, which also will be recognised in revenue when the gold is delivered. At 30 June 2019, the forward gold sale contracts financial liability was US$5.5 million  (R78.3 million).

The following table summarises the changes in deferred revenue:

Figures in million - SA rand		Six months ended
	Note	Jun 2019	Dec 2018	Jun 2018
Balance at the beginning of the year		6,555.4	-	-
Deferred revenue recognised during the period		(213.4)	(160.3)	-
Interest charge	2	149.4	160.3	-
Deferred revenue advance received		1,751.3	6,555.4	-
Balance at end of the period		8,242.7	6,555.4	-
Current portion of deferred revenue		(2,145.8)	(30.1)	-
Non-current portion of deferred revenue		6,096.9	6,525.3	-